Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

3. Income Taxes

During the three months ended March 31, 2013, the Company recorded income tax expense of approximately $10,831, which resulted in an approximate effective tax rate of 24.5%. The effective tax rate reflects the impact of items related to the Company’s Mexico subsidiaries.

19. INCOME TAXES

Income before income taxes consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Income before income taxes:
U.S.	$126,365	$116,885	$185,389
Foreign	83,166	90,940	113,611

Total	$209,531	$207,825	$299,000

Current:
Federal	$35,856	$17,808	$56,133
Foreign	21,933	26,830	53,964
State	9,415	7,183	8,578

Total current expense	67,204	51,821	118,675

Deferred:
Federal	(143)	22,100	12,096
Foreign	(7,188)	(2,332)	(6,007)
State	(1,272)	2,283	1,452

Total deferred taxes	(8,603)	22,051	7,541

Income taxes	$58,601	$73,872	$126,216

A reconciliation between income tax expense and taxes computed by applying the applicable statutory federal income tax rate to income before income taxes follows:

	Year Ended December 31,
	2010	2011	2012
Computed normal tax expense	$73,335	$72,739	$104,649
Foreign inflation adjustments	47	(1,587)	(33)
State and local income taxes, net of federal income tax impact	5,248	7,365	7,511
Foreign losses not benefited and other changes in valuation allowance	(5,685)	(676)	(711)
Foreign tax rate differential	(4,798)	(3,321)	(1,545)
Foreign dividends	3,952	4,173	10,576
Changes in uncertain tax positions	(8,080)	396	13,729
Other—net	(5,418)	(5,217)	(7,960)

Income taxes	$58,601	$73,872	$126,216

The Company reinvests the undistributed earnings of its foreign subsidiaries, with the exception of its subsidiary in Ecuador. Accordingly, deferred U.S. federal and state income taxes are provided only on the undistributed earnings of the Company’s Ecuador subsidiary. As of December 31, 2012, the cumulative amount of undistributed earnings of the foreign subsidiaries on which the Company has not recognized income taxes was approximately $339,000. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable because of the complexities of the hypothetical calculation.

Deferred Income Taxes

The tax effects of significant temporary differences and tax loss and tax credit carryforwards comprising the net long-term deferred income tax liabilities as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Deferred liabilities:
Theatre properties and equipment	$92,466	$96,733
Deferred intercompany sales	12,051	14,551
Intangible asset—other	24,749	23,944
Intangible asset—tradenames	116,333	115,939
Investment in partnerships	98,742	113,199

Total deferred liabilities	344,341	364,366

Deferred assets:
Deferred lease expenses	23,225	27,255
Theatre properties and equipment	5,910	5,884
Deferred revenue—NCM and Fandango	88,616	90,972
Capital lease obligations	51,211	54,551
Interest rate swap agreements	5,882	3,825
Tax loss carryforwards	10,602	7,700
Alternative minimum tax and other credit carryforwards	7,548	6,405
Other expenses, not currently deductible for tax purposes	23,750	30,724

Total deferred assets	216,744	227,316

Net deferred income tax liability before valuation allowance	127,597	137,050
Valuation allowance against deferred assets	15,443	13,326

Net deferred income tax liability	$143,040	$150,376

Net deferred tax liability—Foreign	$10,757	$2,488
Net deferred tax liability—U.S.	132,283	147,888

Total	$143,040	$150,376

The Company’s foreign tax credit carryforwards begin expiring in 2015. Some foreign net operating losses will expire in the next reporting period; however, some losses may be carried forward indefinitely. State net operating losses may be carried forward for periods of between five and twenty years with the last expiring year being 2029.

Uncertain Tax Positions

The following is a reconciliation of the total amounts of unrecognized tax benefits excluding interest and penalties, for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$23,857	$15,197	$18,660
Gross increases-tax positions in prior periods	—	3,153	14,462
Gross decreases-tax positions in prior periods	(1,392)	—	(3,321)
Gross increases—current period tax positions	3,551	3,729	3,672
Gross decreases—current period tax positions	(613)	(633)	—
Settlements	(10,383)	(2,467)	—
Foreign currency translation adjustments	177	(319)	(251)

Balance at December 31,	$15,197	$18,660	$33,222

The Company had $22,411 and $34,475 of unrecognized tax benefits, including interest and penalties, as of December 31, 2011 and December 31, 2012, respectively. Of these amounts, $16,274 and $30,085 represent the amount of unrecognized tax benefits that if recognized would impact the effective income tax rate for the years ended December 31, 2011 and 2012, respectively. The Company had $3,751 and $4,576 accrued for interest and penalties as of December 31, 2011 and 2012, respectively.

The Company participates in the consolidated tax return of Cinemark Holdings, Inc. in the U.S. federal jurisdiction and in certain state and foreign jurisdictions and is routinely under audit by many different tax authorities. The Company believes that its accrual for tax liabilities is adequate for all open audit years based on its assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. The Company is no longer subject to income tax audits from the Internal Revenue Service for years before 2007. The Company is no longer subject to state income tax examinations by tax authorities in its major state jurisdictions for years before 2007. Certain state returns were amended as a result of the Internal Revenue Service examination closures for 2002 through 2006, and the statutes remain open for those amendments. The Company is no longer subject to non-U.S. income tax examinations by tax authorities in its major non-U.S. tax jurisdictions for years before 2004.

The Company is currently under audit in the non-U.S. tax jurisdictions of Brazil, Chile and Mexico. The Company is currently under examination by the Internal Revenue Service for the 2007, 2008 and 2009 tax years. The Company believes that the U.S. Internal Revenue Service and the Mexico audits will be completed within the next twelve months.